Note Employee benefits (Plan assets by fair value hierarchy) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	$ 685,823	$ 767,539
Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	172,969	138,287
Corporate bonds and debentures
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	263,644	291,805
Equity securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	90,175	123,052
Equity securities - ETF's
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	69,029	103,889
Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	59,362	74,013
Mutual Funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	3,630	4,510
Mortgage Backed Securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	11,349	4,539
Private Equity investments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	68	182
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	10,573	22,686
Accrued Income Receivable
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	5,024	4,576
Level 1
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	140,142	199,848
Level 1 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Equity securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	90,175	123,052
Level 1 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	39,394	54,110
Level 1 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Private Equity investments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	10,573	22,686
Level 1 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	467,103	473,496
Level 2 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	165,832	130,721
Level 2 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	256,657	283,947
Level 2 | Equity securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	29,635	49,779
Level 2 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	3,630	4,510
Level 2 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	11,349	4,539
Level 2 | Private Equity investments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	5,092	4,758	$ 3,555
Level 3 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Private Equity investments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	68	182
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	5,024	4,576
Measured at NAV
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	73,486	89,437
Measured at NAV | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	7,137	7,566
Measured at NAV | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	6,987	7,858
Measured at NAV | Equity securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Equity securities - ETF's
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	59,362	74,013
Measured at NAV | Mutual Funds
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Mortgage Backed Securities
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Private Equity investments
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Measured at NAV | Accrued Income Receivable
Defined Benefit Plan Disclosure
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0